Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets Parenthetical
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	20,520,229	1,666,000
Common stock, shares outstanding	20,470,229	1,666,000
Series C Preferred stock, par value	0.0001	0.0001
Series C Preferred stock, shares authorized	250,000,000	250,000,000
Series C Preferred stock, shares issued	52,378,436	0
Series C Preferred stock, shares outstanding	52,378,436	0
Series B Preferred stock, par value	0.0001	0.0001
Series B Preferred stock, shares authorized	1,000	0
Series B Preferred stock, shares issued	1,000	0
Series B Preferred stock, shares outstanding	1,000	0